INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Acquisitions and Dispositions	$ 700	$ 0
Deferred tax assets	1,457	1,404
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	302	396
Operating loss subject to future amortization	43
Deductible temporary differences for which no deferred tax asset is recognised	1,022
Deductible temporary differences for which no deferred tax liability is recognised		346
Deferred tax (liabilities)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Acquisitions and Dispositions	700	0
Decrease in deferred tax liability for deconsolidations		890
Deferred tax (liabilities) | India REIT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Acquisitions and Dispositions	700
Canada | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	266	172
United States | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	240	336
United States | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	240	336
United States | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	867	760
Foreign countries | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	67	90
Foreign countries | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	0	4
Foreign countries | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$ 302	$ 355